T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION
SERVICES  6.0%
Entertainment  2.0%
Liberty Media Corp-Liberty Formula
One, Class C (1) 673,239 52,129
Roku (1) 159,100 11,878
Spotify Technology (1) 102,900 37,922
101,929
Interactive Media & Services  0.9%
Match Group (1) 842,551 31,882
Reddit, Class A (1) 261,106 17,212
49,094
Media  3.1%
New York Times, Class A  564,000 31,398
Trade Desk, Class A (1) 1,180,600 129,453
160,851
Total Communication Services 311,874
CONSUMER
DISCRETIONARY  12.3%
Diversified Consumer
Services  0.5%
Bright Horizons Family Solutions (1) 198,700 27,844
27,844
Hotels, Restaurants &
Leisure  6.6%
Domino's Pizza  208,239 89,572
DraftKings, Class A (1) 1,472,300 57,714
Hilton Worldwide Holdings  312,000 71,916
Planet Fitness, Class A (1) 330,700 26,859
Viking Holdings (1) 702,546 24,512
Yum! Brands  495,862 69,277
339,850
Specialty Retail  4.4%
Bath & Body Works  800,903 25,565
Burlington Stores (1) 192,134 50,623
Five Below (1) 289,800 25,604
Ross Stores  471,600 70,980
Tractor Supply  47,619 13,854
Ulta Beauty (1) 104,703 40,742
227,368
Textiles, Apparel & Luxury
Goods  0.8%
Birkenstock Holding (1) 328,540 16,194
Lululemon Athletica (1) 48,000 13,025
On Holding, Class A (1) 262,300 13,154
42,373
Total Consumer Discretionary 637,435
CONSUMER STAPLES  4.3%
Beverages  0.7%
Boston Beer, Class A (1) 34,700 10,033
Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  95,300 24,558
34,591
Consumer Staples Distribution &
Retail  2.5%
Casey's General Stores  131,800 49,519
Dollar General  117,481 9,935
Dollar Tree (1) 778,800 54,765
Maplebear (1) 319,500 13,017
127,236
Food Products  0.7%
McCormick  251,200 20,674
TreeHouse Foods (1) 372,600 15,641
36,315
Household Products  0.4%
Reynolds Consumer Products  660,500 20,542
20,542
Total Consumer Staples 218,684
ENERGY  4.6%
Energy Equipment &
Services  1.5%
TechnipFMC  2,128,577 55,833
Weatherford International  229,100 19,455
75,288
Oil, Gas & Consumable
Fuels  3.1%
Cheniere Energy  393,800 70,821
Chesapeake Energy  294,000 24,182
EQT  1,248,400 45,741
Range Resources  604,300 18,588
159,332
Total Energy 234,620
FINANCIALS  7.9%
Capital Markets  4.3%
Cboe Global Markets  215,100 44,067
Intercontinental Exchange  300,900 48,337
KKR  76,600 10,002
MarketAxess Holdings  171,400 43,913
Raymond James Financial  337,300 41,306
TPG  130,600 7,517
Tradeweb Markets, Class A  208,700 25,810
220,952
Financial Services  1.5%
Corpay (1) 151,700 47,445
Toast, Class A (1) 1,019,700 28,868
76,313
Insurance  2.1%
Assurant  335,300 66,678
Axis Capital Holdings  256,000 20,380
Markel Group (1) 12,900 20,235
107,293
Total Financials 404,558

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  23.2%
Biotechnology  5.3%
Alnylam Pharmaceuticals (1) 257,122 70,716
Apellis Pharmaceuticals (1) 205,453 5,925
Argenx, ADR (1) 40,300 21,846
Ascendis Pharma, ADR (1) 115,572 17,256
Biogen (1) 219,000 42,451
CRISPR Therapeutics (1) 174,061 8,177
Cytokinetics (1) 334,600 17,667
Exact Sciences (1) 268,300 18,277
Insmed (1) 43,383 3,167
Ionis Pharmaceuticals (1) 885,355 35,467
Sarepta Therapeutics (1) 153,623 19,186
Vaxcyte (1) 138,365 15,811
275,946
Health Care Equipment &
Supplies  9.1%
Alcon  523,000 52,337
Align Technology (1) 161,900 41,174
Cooper (1) 569,900 62,883
Enovis (1) 558,000 24,022
Hologic (1) 1,763,100 143,622
QuidelOrtho (1) 554,600 25,290
Teleflex  484,900 119,925
469,253
Health Care Providers &
Services  1.5%
Acadia Healthcare (1) 499,900 31,699
Molina Healthcare (1) 130,600 44,999
76,698
Health Care Technology  1.7%
Veeva Systems, Class A (1) 409,000 85,837
85,837
Life Sciences Tools &
Services  5.6%
Agilent Technologies  674,800 100,194
Avantor (1) 3,353,900 86,765
Bruker  770,165 53,188
Mettler-Toledo International (1) 21,800 32,693
West Pharmaceutical Services  60,700 18,220
291,060
Total Health Care 1,198,794
INDUSTRIALS & BUSINESS
SERVICES  16.1%
Aerospace & Defense  2.6%
BWX Technologies  291,300 31,665
Howmet Aerospace  100,500 10,075
Textron  1,054,100 93,372
135,112
Commercial Services &
Supplies  1.0%
Veralto  265,000 29,643
Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  118,900 21,262
50,905
Construction & Engineering  0.4%
Quanta Services  68,200 20,334
20,334
Ground Transportation  1.4%
JB Hunt Transport Services  433,700 74,740
74,740
Industrial Conglomerates  0.3%
Roper Technologies  28,200 15,692
15,692
Machinery  4.6%
Esab  521,600 55,451
Fortive  804,739 63,518
IDEX  138,200 29,644
Ingersoll Rand  842,100 82,660
ITT  43,800 6,549
237,822
Passenger Airlines  0.0%
Southwest Airlines  85,900 2,545
2,545
Professional Services  4.5%
Broadridge Financial Solutions  217,900 46,855
Equifax  228,900 67,265
Paylocity Holding (1) 300,266 49,535
TransUnion  307,329 32,177
UL Solutions, Class A  147,834 7,288
Verisk Analytics  119,700 32,075
235,195
Trading Companies &
Distributors  1.3%
Ferguson Enterprises  138,600 27,522
United Rentals  48,000 38,867
66,389
Total Industrials & Business Services 838,734
INFORMATION
TECHNOLOGY  17.2%
Electronic Equipment,
Instruments & Components  2.1%
Amphenol, Class A  475,500 30,983
Cognex  431,000 17,455
Keysight Technologies (1) 336,700 53,512
Littelfuse  34,800 9,231
111,181
IT Services  0.2%
MongoDB (1) 42,300 11,436
11,436
Semiconductors & Semiconductor
Equipment  7.1%
Lattice Semiconductor (1) 1,305,700 69,293
Marvell Technology  2,075,000 149,649
Microchip Technology  1,515,900 121,712

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  116,400 27,937
368,591
Software  7.3%
Atlassian, Class A (1) 155,900 24,758
CCC Intelligent Solutions
Holdings (1) 4,278,638 47,279
Crowdstrike Holdings, Class A (1) 30,600 8,582
Fair Isaac (1) 29,000 56,362
Fortinet (1) 565,800 43,878
Onestream (1) 187,954 6,372
PTC (1) 472,341 85,333
Tyler Technologies (1) 124,500 72,673
Zoom Video Communications, Class
A (1) 428,600 29,891
375,128
Technology Hardware, Storage &
Peripherals  0.5%
Pure Storage, Class A (1) 530,683 26,662
26,662
Total Information Technology 892,998
MATERIALS  5.7%
Chemicals  0.5%
RPM International  201,700 24,406
24,406
Construction Materials  1.4%
Martin Marietta Materials  134,000 72,125
72,125
Containers & Packaging  3.8%
Avery Dennison  333,800 73,690
Ball  1,388,400 94,286
Sealed Air  837,600 30,405
198,381
Total Materials 294,912
REAL ESTATE  0.6%
Real Estate Management &
Development  0.6%
CoStar Group (1) 415,500 31,345
Total Real Estate 31,345
Total Miscellaneous Common
Stocks  0.0% (2) 330
Total Common Stocks (Cost
$3,152,246) 5,064,284
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(3)(4) 650,866 2,369
Total Health Care 2,369
INFORMATION
TECHNOLOGY  0.1%
Software  0.1%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(3)(4) 51,566 4,506
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(3)(4) 17,003 1,486
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(3)(4) 166,336 680
Total Information Technology 6,672
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(3)(4) 81,901 4,220
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(3)(4) 186,841 3,653
Total Materials 7,873
Total Convertible Preferred Stocks
(Cost $25,372) 16,914
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Treasury Reserve
Fund, 4.94% (5)(6) 104,646,100 104,646
Total Short-Term Investments
(Cost $104,646) 104,646
Total Investments in
Securities  100.2%
(Cost $3,282,264) $ 5,185,844
Other Assets Less Liabilities
(0.2)% (11,828)
Net Assets 100.0% $ 5,174,016

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $16,914 and represents 0.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.94% $ — # $ — $ 4,041 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Treasury Reserve Fund, 4.94% $ 101,964 ¤ ¤ $ 104,646 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,041 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $104,646.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund  (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E116-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,064,284 $ — $ — $ 5,064,284
Convertible Preferred Stocks — — 16,914 16,914
Short-Term Investments 104,646 — — 104,646
Total $ 5,168,930 $ — $ 16,914 $ 5,185,844